Financial Derivative Contracts and Hedge Accounting - Schedule of Portfolio of Derivative Financial Instruments for Hedge Accounting and Trading Purposes (Detail) - CLP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about hedged items [line items]
Fair Value Assets	$ 1,368,957	$ 1,248,775
Fair Value Liabilities	1,112,806	1,095,154
Derivatives held for hedge accounting [member]
Disclosure of detailed information about hedged items [line items]
Fair Value Assets	86,562	51,409
Fair Value Liabilities	75,615	121,378
Derivatives Held For Trading [member]
Disclosure of detailed information about hedged items [line items]
Fair Value Assets	1,282,395	1,197,366
Fair Value Liabilities	1,037,191	973,776
Forward Contract [Member] | Derivatives Held For Trading [member]
Disclosure of detailed information about hedged items [line items]
Fair Value Assets	294,102	277,739
Fair Value Liabilities	294,144	320,668
Currency Swap Contract [Member] | Derivatives Held For Trading [member]
Disclosure of detailed information about hedged items [line items]
Fair Value Assets	447,033	393,504
Fair Value Liabilities	269,784	227,532
Interest rate swap [member] | Derivatives Held For Trading [member]
Disclosure of detailed information about hedged items [line items]
Fair Value Assets	536,997	524,993
Fair Value Liabilities	470,831	423,120
Currency call options [member] | Derivatives Held For Trading [member]
Disclosure of detailed information about hedged items [line items]
Fair Value Assets	4,217	421
Fair Value Liabilities	1,493	86
Currency put options [member] | Derivatives Held For Trading [member]
Disclosure of detailed information about hedged items [line items]
Fair Value Assets	46	709
Fair Value Liabilities	939	2,370
Fair Value Hedges [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	3,205,105	2,999,007
Fair Value Assets	39,650	11,984
Fair Value Liabilities	33,847	79,846
Fair Value Hedges [Member] | Forward Contract [Member]
Disclosure of detailed information about hedged items [line items]
Fair Value Assets	16,461	1,417
Fair Value Liabilities	5,814	78
Fair Value Hedges [Member] | Currency Swap Contract [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	187,578
Fair Value Assets	7,697	2,735
Fair Value Liabilities	11,038	40,441
Fair Value Hedges [Member] | Interest rate swap [member]
Disclosure of detailed information about hedged items [line items]
Notional value	3,017,527	2,734,781
Fair Value Assets	15,492	7,832
Fair Value Liabilities	16,995	39,327
Cash Flow Hedges [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	2,946,484	3,362,853
Fair Value Assets	19,317	10,467
Fair Value Liabilities	20,768	32,742
Cash Flow Hedges [Member] | Forward Contract [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	2,073,971	2,211,060
Fair Value Assets	4,835	8,787
Fair Value Liabilities	1,283	3,946
Cash Flow Hedges [Member] | Currency Swap Contract [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	517,254	309,970
Fair Value Assets	13,363
Fair Value Liabilities	17,593	22,315
Cash Flow Hedges [Member] | Interest rate swap [member]
Disclosure of detailed information about hedged items [line items]
Notional value	355,259	841,823
Fair Value Assets	1,119	1,680
Fair Value Liabilities	1,892	6,481
Hedges of net investment in foreign operations [member]
Disclosure of detailed information about hedged items [line items]
Fair Value Assets	27,595	28,958
Fair Value Liabilities	21,000	8,790
Hedges of net investment in foreign operations [member] | Forward Contract [Member]
Disclosure of detailed information about hedged items [line items]
Fair Value Assets	27,595	28,958
Fair Value Liabilities	21,000	8,790
Up to three months [member]
Disclosure of detailed information about hedged items [line items]
Notional value	12,105,990	29,408,668
Up to three months [member] | Derivatives held for hedge accounting [member]
Disclosure of detailed information about hedged items [line items]
Notional value	3,661,557	2,950,441
Up to three months [member] | Derivatives Held For Trading [member]
Disclosure of detailed information about hedged items [line items]
Notional value	8,444,433	26,458,227
Up to three months [member] | Forward Contract [Member] | Derivatives Held For Trading [member]
Disclosure of detailed information about hedged items [line items]
Notional value	2,000,421	15,370,447
Up to three months [member] | Currency Swap Contract [Member] | Derivatives Held For Trading [member]
Disclosure of detailed information about hedged items [line items]
Notional value	216,211	202,047
Up to three months [member] | Interest rate swap [member] | Derivatives Held For Trading [member]
Disclosure of detailed information about hedged items [line items]
Notional value	6,172,340	10,821,045
Up to three months [member] | Currency call options [member] | Derivatives Held For Trading [member]
Disclosure of detailed information about hedged items [line items]
Notional value	37,975	40,384
Up to three months [member] | Currency put options [member] | Derivatives Held For Trading [member]
Disclosure of detailed information about hedged items [line items]
Notional value	17,486	24,304
Up to three months [member] | Fair Value Hedges [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	644,850	442,426
Up to three months [member] | Fair Value Hedges [Member] | Forward Contract [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	32,639
Up to three months [member] | Fair Value Hedges [Member] | Currency Swap Contract [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	610,980
Up to three months [member] | Fair Value Hedges [Member] | Interest rate swap [member]
Disclosure of detailed information about hedged items [line items]
Notional value	1,231	442,426
Up to three months [member] | Cash Flow Hedges [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	2,188,426	1,401,144
Up to three months [member] | Cash Flow Hedges [Member] | Forward Contract [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	2,188,426	1,401,144
Up to three months [member] | Hedges of net investment in foreign operations [member]
Disclosure of detailed information about hedged items [line items]
Notional value	828,281	1,106,871
Up to three months [member] | Hedges of net investment in foreign operations [member] | Forward Contract [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	828,281	1,106,871
3 months to 1 year [member]
Disclosure of detailed information about hedged items [line items]
Notional value	19,075,602	31,455,855
3 months to 1 year [member] | Derivatives held for hedge accounting [member]
Disclosure of detailed information about hedged items [line items]
Notional value	1,323,671	1,195,024
3 months to 1 year [member] | Derivatives Held For Trading [member]
Disclosure of detailed information about hedged items [line items]
Notional value	17,751,931	30,260,831
3 months to 1 year [member] | Forward Contract [Member] | Derivatives Held For Trading [member]
Disclosure of detailed information about hedged items [line items]
Notional value	704,183	10,668,057
3 months to 1 year [member] | Currency Swap Contract [Member] | Derivatives Held For Trading [member]
Disclosure of detailed information about hedged items [line items]
Notional value	2,329,400	713,643
3 months to 1 year [member] | Interest rate swap [member] | Derivatives Held For Trading [member]
Disclosure of detailed information about hedged items [line items]
Notional value	14,509,409	18,789,176
3 months to 1 year [member] | Currency call options [member] | Derivatives Held For Trading [member]
Disclosure of detailed information about hedged items [line items]
Notional value	137,507	54,669
3 months to 1 year [member] | Currency put options [member] | Derivatives Held For Trading [member]
Disclosure of detailed information about hedged items [line items]
Notional value	71,432	35,286
3 months to 1 year [member] | Fair Value Hedges [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	262,452	7,567
3 months to 1 year [member] | Fair Value Hedges [Member] | Forward Contract [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	17,421
3 months to 1 year [member] | Fair Value Hedges [Member] | Currency Swap Contract [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	192,926
3 months to 1 year [member] | Fair Value Hedges [Member] | Interest rate swap [member]
Disclosure of detailed information about hedged items [line items]
Notional value	52,105	7,567
3 months to 1 year [member] | Cash Flow Hedges [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	528,606	896,263
3 months to 1 year [member] | Cash Flow Hedges [Member] | Forward Contract [Member]
Disclosure of detailed information about hedged items [line items]
Notional value		590,463
3 months to 1 year [member] | Cash Flow Hedges [Member] | Currency Swap Contract [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	330,033
3 months to 1 year [member] | Cash Flow Hedges [Member] | Interest rate swap [member]
Disclosure of detailed information about hedged items [line items]
Notional value	198,573	305,800
3 months to 1 year [member] | Hedges of net investment in foreign operations [member]
Disclosure of detailed information about hedged items [line items]
Notional value	532,613	291,194
3 months to 1 year [member] | Hedges of net investment in foreign operations [member] | Forward Contract [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	532,613	291,194
More than 1 year [member]
Disclosure of detailed information about hedged items [line items]
Notional value	71,663,232	51,833,402
More than 1 year [member] | Derivatives held for hedge accounting [member]
Disclosure of detailed information about hedged items [line items]
Notional value	2,527,255	3,516,621
More than 1 year [member] | Derivatives Held For Trading [member]
Disclosure of detailed information about hedged items [line items]
Notional value	69,135,977	48,316,781
More than 1 year [member] | Forward Contract [Member] | Derivatives Held For Trading [member]
Disclosure of detailed information about hedged items [line items]
Notional value	300,667	1,287,870
More than 1 year [member] | Currency Swap Contract [Member] | Derivatives Held For Trading [member]
Disclosure of detailed information about hedged items [line items]
Notional value	9,619,530	5,509,025
More than 1 year [member] | Interest rate swap [member] | Derivatives Held For Trading [member]
Disclosure of detailed information about hedged items [line items]
Notional value	59,186,915	41,467,440
More than 1 year [member] | Currency call options [member] | Derivatives Held For Trading [member]
Disclosure of detailed information about hedged items [line items]
Notional value	17,750	26,223
More than 1 year [member] | Currency put options [member] | Derivatives Held For Trading [member]
Disclosure of detailed information about hedged items [line items]
Notional value	11,115	26,223
More than 1 year [member] | Fair Value Hedges [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	2,297,803	2,451,175
More than 1 year [member] | Fair Value Hedges [Member] | Forward Contract [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	102,847
More than 1 year [member] | Fair Value Hedges [Member] | Currency Swap Contract [Member]
Disclosure of detailed information about hedged items [line items]
Notional value		264,226
More than 1 year [member] | Fair Value Hedges [Member] | Interest rate swap [member]
Disclosure of detailed information about hedged items [line items]
Notional value	2,194,956	2,186,949
More than 1 year [member] | Cash Flow Hedges [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	229,452	1,065,446
More than 1 year [member] | Cash Flow Hedges [Member] | Forward Contract [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	130,191	219,453
More than 1 year [member] | Cash Flow Hedges [Member] | Currency Swap Contract [Member]
Disclosure of detailed information about hedged items [line items]
Notional value		309,970
More than 1 year [member] | Cash Flow Hedges [Member] | Interest rate swap [member]
Disclosure of detailed information about hedged items [line items]
Notional value	$ 99,261	$ 536,023